Condensed Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid In Capital	Common Stock Issuable	Accumulated Deficit	Total
Beginning balance, shares at Mar. 31, 2018	0	15,983,273
Beginning balance, amount at Mar. 31, 2018	$ 0	$ 15,983	$ 5,011,661	$ 0	$ (708,663)	$ 4,318,981
Shares issued for services, amount				19,800		19,800
Shares issued for cash, shares		1,856,988
Shares issued for cash, amount		$ 1,857	4,140,809			4,142,666
Stock based compensation			532,108			532,108
Net loss					(2,539,498)	(2,539,498)
Ending balance, shares at Mar. 31, 2019	0	17,840,261
Ending balance, amount at Mar. 31, 2019	$ 0	$ 17,840	9,684,578	$ 19,800	(3,248,161)	$ 6,474,057
Placement of common stock				19,800		6,474,057
Shares issued for services, shares		30,000
Shares issued for services, amount		$ 30	19,770	$ (19,800)		$ 0
Stock based compensation			801,244			801,244
Net loss					(5,320,873)	(5,320,873)
Ending balance, shares at Mar. 31, 2020	0	17,870,261
Ending balance, amount at Mar. 31, 2020	$ 0	$ 17,870	$ 10,505,592	$ 923,994	$ (8,569,034)	$ 2,878,422